Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 195,474	$ 206,319	$ 184,156
Business combinations	309	1,965	0
Disposals, net (note 4.3)	0	0	(3,340)
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)	(439)	(1,804)	(9,734)
Impairment losses	0	(1,920)	0
Foreign currency translation effects	(565)	(9,086)	35,237
Balance at end of period	$ 194,779	$ 195,474	$ 206,319